Loss Before Income Tax (Tables)	6 Months Ended
Jun. 30, 2021
Profit (loss) [Abstract]
Summary of General and Administrative Expenses
a.	General and administrative expenses

	June 30, 2020	June 30, 2021
General and administrative expenses	$2,788,423	$6,893,836

Summary of Research and Development Expenses
b.	Research and development expenses

	June 30, 2020	June 30, 2021
Research and development expenses	$4,247,175	$7,795,493

Summary of Other Income
c.	Other income

	June 30, 2020	June 30, 2021
ADSs issuance contribution	$—	$309,527
Government subsidies	—	21,392
Others	—	9,157

	$—	$340,076

Summary of Finance costs
d.	Finance costs

	For the six months ended June 30
	2020	2021
Interest on government loans	$213,681	$223,536
Interest on loans from shareholders and related parties	169,707	204,847
Interest on lease liabilities	20,125	13,330
Other interest expenses	274,124	173,189

	$677,637	$614,902

Schedule of Depreciation and Amortization
e.	Depreciation and amortization

	For the six months ended June 30
	2020	2021
Right-of-use assets	$132,913	$132,402
Property, plant and equipment	16,130	8,919
Computer software	1,957	504

	$151,000	$141,825

Schedule of Employee Benefits Expense
f.	Employee benefits expense

	For the six months ended June 30
	2020	2021
Short-term benefits	$2,042,348	$3,255,606
Post-employment benefits (Note 12)	123,693	121,676
Share-based payments (Note 17)
Equity-settled	—	1,564,673
Cash-settled	166,992	765,201

Total employee benefits expense	$2,333,033	$5,707,156

Employee benefits expense by function
General and administrative expenses	$2,015,024	$4,158,710
Research and development expenses	318,009	1,548,446

	$2,333,033	$5,707,156